Commitments, liabilities and contingencies (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of contingent liabilities [abstract]
Summary Of Contingent Liabilities

Description	As at March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Contingent liabilities on account of liquidated damages for delay in project commissioning for which no material liability is expected. Further, the management believes that any amount of liquidated damages to be levied by customer shall be entirely reimbursable from capital vendors of respective projects.	484	484	6
Contingent liabilities on account of transmission penalties for inability to execute or delays in execution of projects	1,283	1,289	15
Income tax disallowances / demands under litigation#	190	257	3
Others^	759	2,983	35

# The Group is contesting demands of direct and indirect taxes and the management, including its tax advisors, believe that its positions will likely be upheld in the appellate process. No tax expense has been accrued in the financial statements for the demands raised.

^includes: (a) Disputes related to land; (b) Water tax on Electricity Generation Act, 2012; (c) Periphery charges (March 31, 2025: INR 1,114; March 31, 2024: INR Nil); (d) Compensation for short-supply; and (e) Forecasting, Scheduling, Deviation Settlement Mechanism (DSM Regulations, 2018) etc.